Financial Results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial results [Line Items]
Financial income	R$ 1,343,658	R$ 1,184,779	R$ 1,069,116
Finance costs	3,142,010	2,341,793	2,274,106
Finance income (cost)	(1,798,352)	(1,157,014)	(1,204,990)
Return On Financial Investments [Member]
Disclosure of financial results [Line Items]
Financial income	690,466	738,229	540,672
Interest and arrears charges on bills
Disclosure of financial results [Line Items]
Financial income	320,959	249,539	200,341
Interest On Taxes To Be Offset [Member]
Disclosure of financial results [Line Items]
Financial income	150,593	92,794	89,938
Remuneration Of Net Sectorial Assets And Liabilities [Member]
Disclosure of financial results [Line Items]
Financial income	55,312	44,033	62,795
Monetary Variation And Adjust To Present Value Of Accounts Payable Related To The Concession [Member]
Disclosure of financial results [Line Items]
Financial income	50,232	17,838	69,059
Income And Monetary Restatement Of Judicial Deposits [Member]
Disclosure of financial results [Line Items]
Financial income	48,537	32,859	55,092
Other Financial Income [Member]
Disclosure of financial results [Line Items]
Financial income	84,453	58,675	92,733
Pispasep And Cofins Taxes On Financial Income [Member]
Disclosure of financial results [Line Items]
Financial income	(56,894)	(49,188)	(41,514)
Monetary And Exchange Variation And Debt Charges [Member]
Disclosure of financial results [Line Items]
Finance costs	2,490,902	1,745,166	1,763,555
Monetary variation and adjustment to present value of accounts payable related to the concession [Member]
Disclosure of financial results [Line Items]
Finance costs	157,858	167,296	140,214
P I S Pasep Cofins Taxes On Interest On Capital [Member]
Disclosure of financial results [Line Items]
Finance costs	129,067	86,609	101,251
Remuneration Of Net Sectorial Assets And Liabilities Expense [Member]
Disclosure of financial results [Line Items]
Finance costs	77,774	35,186	4,542
Restatement Of Provision For Allocation Of Pis And Cofins Credits [Member]
Disclosure of financial results [Line Items]
Finance costs	64,510	43,327	58,518
Monetary Restatement On The Provision For Legal [Member]
Disclosure of financial results [Line Items]
Finance costs	63,304	96,964	77,715
Interest On Lease Liabilities [Member]
Disclosure of financial results [Line Items]
Finance costs	32,013	28,560	24,292
Interest On Tax Installments [Member]
Disclosure of financial results [Line Items]
Finance costs	27,011	25,791	39,569
Interest On R And D And EEP [Member]
Disclosure of financial results [Line Items]
Finance costs	24,070	22,050	26,009
Swap effect on debentures [Member]
Disclosure of financial results [Line Items]
Finance costs	23,535	0	0
Fair value adjustment of debentures [Member]
Disclosure of financial results [Line Items]
Finance costs	15,978	0	0
Other Financial Expenses [Member]
Disclosure of financial results [Line Items]
Finance costs	R$ 35,988	R$ 90,844	R$ 38,441